Document and Entity Information	Dec. 20, 2023
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0001528115
Document Type	8-K/A
Document Period End Date	Dec. 20, 2023
Entity Registrant Name	ANNEXON, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-39402
Entity Tax Identification Number	27-5414423
Entity Address, Address Line One	1400 Sierra Point Parkway
Entity Address, Address Line Two	Bldg C
Entity Address, Address Line Three	Suite 200
Entity Address, City or Town	Brisbane
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94005
City Area Code	(650)
Local Phone Number	822-5500
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	ANNX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	On December 21, 2023, Annexon, Inc. (the “Company”) filed with the Securities and Exchange Commission a Current Report on Form 8-K, dated December 21, 2022 (the “Original Form 8-K”). The Original Form 8-K inadvertently included an incorrect Exhibit 4.1. This Form 8-K/A is being filed to include a correct copy of Exhibit 4.1 Form of Pre-funded Warrant, and hereby replaces in its entirety the incorrect version filed in error.